Finance income/(costs) - Schedule of Finance income/(costs) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Expenses By Nature [Line Items]
Interest expenses on shareholder loans	€ (1,743)	€ (8,162)		€ (7,530)
Interest expenses on old facility (senior debt) and renewed facility	(12,139)	(6,446)		(3,240)
Loss on the old facility modification	(1,730)	0		0
Loss on the old facility extinguishment	(2,832)	0		0
Finance costs on borrowings	(18,444)	(14,608)		(10,770)
Interest expenses on lease liabilities	(1,777)	(527)		(294)
Interest accretion on provisions	0	0		(3)
Fair value gains/(losses) on derivatives	5,507	593		(208)
Exchange differences – net	(2,069)	(877)		(7)
Finance income/(costs)	10,320	(15,419)	[1]	(11,282)	[1]
Private Placement Warrants
Disclosure Of Expenses By Nature [Line Items]
Fair value gains/(losses) on warrant liabilities	7,139	0		0
Public Warrants
Disclosure Of Expenses By Nature [Line Items]
Fair value gains/(losses) on warrant liabilities	€ 19,964	€ 0		€ 0

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies